LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31, 2025	June 30, 2026
Operating lease:
Right-of-use assets, net	$7,363,312	$7,528,176

Lease liabilities:
Current lease liabilities	$1,924,657	$2,299,696
Non-current lease liabilities	5,572,603	5,377,461
Total lease liabilities	$7,497,260	$7,677,157

SCHEDULE OF OPERATING LEASE ACTIVITIES

A summary of operating lease expenses recognized in the Company’s consolidated statements of operations and comprehensive income is as follows:

	Six months ended June 30,
	2025	2026
Amortization of right-of-use assets	$1,118,679	$1,241,920
Interest of lease liabilities	160,078	204,325
Total operating lease expenses	$1,278,757	$1,446,245

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION

Other supplemental information about the Company’s operating leases as of:

	December 31, 2025	June 30, 2026
Weighted average discount rate	1.2-7.59%	1.2-7.59%
Weighted average remaining lease term (years)	0.08-9 years	0.42-8.5 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of June 30, 2026:

For the year ending December 31,	Amounts
2026 (six months)	$1,365,541
2027	2,400,120
2028	1,759,193
2029	1,053,058
2030	669,388
Thereafter	1,405,333
Total minimum lease payments	8,652,633
Less: imputed interest	(975,476)
Future minimum lease payments	$7,677,157